Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of employee option activity under stock option plans

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2018	339,459	$4.61
Granted	271,000	$0.80
Exercised	(75,209)	$1.29
Forfeited	(15,250)	$1.04
Outstanding at December 31, 2018	520,000	$4.22

Exercisable at December 31, 2018	166,875	$5.95	4.45	$1,035

Vested and expected to vest at December 31, 2018	512,938	$4.28	5.49	$4,041

Schedule of employees stock options and RSU's outstanding

Options outstanding			Options exercisable
Number outstanding at December 31, 2018	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2018	Weighted average exercise price
	Years
231,500	6.20	$0.8	-	$-
26,000	3.16	$6.14	7,500	$6.14
212,500	4.52	$5.94	159,375	$5.94
25,000	6.88	$12.00	-	$-
25,000	6.63	$11.50	-	$-

520,000	5.41	$5.41	166,875	$5.95